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PROSPECTUS                           June 1, 1998, as amended November 30, 1998
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                    [LOGO OF EVERGREEN FUNDS APPEARS HERE]

EVERGREEN SELECT MONEY MARKET FUNDS
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EVERGREEN SELECT MONEY MARKET FUND
EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND
EVERGREEN SELECT TREASURY MONEY MARKET FUND
EVERGREEN SELECT 100% TREASURY MONEY MARKET FUND
EVERGREEN SELECT U.S. GOVERNMENT MONEY MARKET FUND
(EACH A "FUND," TOGETHER THE "FUNDS")

INSTITUTIONAL SHARES

     This prospectus contains important information about the Institutional Shares of Evergreen Select Money Market Fund, Evergreen Select Municipal Money Market Fund, Evergreen Select Treasury Money Market Fund, Evergreen Select 100% Treasury Money Market Fund and Evergreen Select U.S. Government Money Market Fund, including how the Funds invest and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.

     When you consider investing in a Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

     By itself, no Fund is a complete investment plan. When considering an investment in a Fund, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Funds. You can find information on the risks associated with investing in the Funds in the section entitled "Fund Descriptions."

     To learn more about the Funds, call 1-800-343-2898 for a free copy of the Funds' Statement of Additional Information ("SAI") dated June 1, 1998, as amended November 30, 1998, and as supplemented from time to time. The Funds have filed the SAI with the Securities and Exchange Commission. The SAI is incorporated by reference herein (i.e., legally, the SAI is part of this prospectus).

PLEASE REMEMBER THAT SHARES OF THE FUNDS ARE:

 . NOT DEPOSITS OR OBLIGATIONS OF ANY BANK.
 . NOT ENDORSED OR GUARANTEED BY ANY BANK.
 . NOT INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE
  CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. . SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL
  AMOUNT.

     AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
                               -----------------

EXPENSES................................................................    3
FINANCIAL HIGHLIGHTS....................................................    5
FUND DESCRIPTIONS.......................................................    7
   Each Fund's Objective and Principal
   Investments..........................................................    7
   Securities and Investment Practices..................................    7
BUYING AND SELLING SHARES...............................................    9
   How To Buy Shares....................................................    9
   How To Redeem Shares.................................................   10
   Additional Transaction Policies......................................   11
   Exchanges............................................................   11
   Dividends............................................................   12
   Taxes................................................................   12
   Shareholder Services.................................................   12
FUND DETAILS............................................................   13
   Fund Organization and Service Providers..............................   13
   Other Information and Policies.......................................   14
   Fund Performance.....................................................   14

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                                   EXPENSES

-------------------------------------------------------------------------------

     Below are the shareholder transaction costs associated with an investment in Institutional Shares of the Funds.

             SHAREHOLDER TRANSACTION EXPENSES
             Maximum Sales Charge Imposed on Purchases  None
             Sales Charge on Dividend Reinvestments     None
             Contingent Deferred Sales Charge           None
             Redemption Fee                             None
             Exchange Fee                               None

     The table below shows the expenses attributable to the Institutional Shares of each Fund for the fiscal year ended February 28, 1998 or, in the case of EVERGREEN SELECT 100% TREASURY MONEY MARKET FUND, the fiscal period from December 8, 1997 (commencement of class operations) to February 28, 1998. For EVERGREEN SELECT U.S. GOVERNMENT MONEY MARKET FUND, the table shows the estimated annual operating expenses for the fiscal period ending February 28, 1999. The actual annual operating expenses shown on the left are expressed as a percentage of each Fund's average net assets. The examples on the right show what you would pay if you invested $1,000 over the periods indicated. The examples assume a 5% average annual return, reinvestment of all dividends and redemption at the end of each period.

EVERGREEN SELECT MONEY MARKET FUND


                    ANNUAL OPERATING
                        EXPENSES
                (AFTER REIMBURSEMENTS) *                               EXAMPLE
                ------------------------                               -------
Management Fee            .12%                  After 1 Year             $ 2
Other Expenses            .08%                  After 3 Years            $ 6
                          ---                   After 5 Years            $11
Total                     .20%                  After 10 Years           $26
                          ===

EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND

                    ANNUAL OPERATING
                        EXPENSES
                (AFTER REIMBURSEMENTS) *                               EXAMPLE
                ------------------------                               -------
Management Fee            .00%                  After 1 Year             $ 1
Other Expenses            .10%                  After 3 Years            $ 3
                          ---                   After 5 Years            $ 6
Total                     .10%                  After 10 Years           $13
                          ===


EVERGREEN SELECT TREASURY MONEY MARKET FUND

                    ANNUAL OPERATING
                        EXPENSES
                (AFTER REIMBURSEMENTS) *                               EXAMPLE
                ------------------------                               -------
Management Fee            .10%                  After 1 Year             $ 2
Other Expenses            .08%                  After 3 Years            $ 6
                          ---                   After 5 Years            $10
Total                     .18%                  After 10 Years           $23
                          ===

EVERGREEN SELECT 100% TREASURY MONEY MARKET FUND

                   ANNUAL OPERATING
                       EXPENSES
                (AFTER REIMBURSEMENTS)*                       EXAMPLE
                -----------------------                       -------
Management Fee            .00%                After 1 Year      $ 2
Other Expenses            .20%                After 3 Years     $ 6
                          ---                 After 5 Years     $11
Total                     .20%                After 10 Years    $26
                          ===


EVERGREEN SELECT U.S. GOVERNMENT MONEY MARKET FUND

                        ESTIMATED
                     ANNUAL OPERATING
                         EXPENSES
                 (AFTER REIMBURSEMENTS) *                     EXAMPLE
                 ------------------------                     -------
Management Fees            .05%               After 1 Year      $ 2
Other Expenses             .15%               After 3 Years     $ 6
                           ---
Total                      .20%
                           ===

-------

* From time to time, each Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses, including indirectly paid expenses, in order to reduce expense ratios. Each Fund's investment advisor may cease these waivers and reimbursements at any time. The annual operating expenses reflect fee waivers and expense reimbursements. Absent such waivers, the management fees, other expenses and total operating expenses for EVERGREEN SELECT MONEY MARKET FUND would be .15%, .08% and .23%, respectively; for EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND, .15%, .11% and .26%, respectively; for EVERGREEN SELECT TREASURY MONEY MARKET FUND, .15%, .08% and .23%, respectively; for EVERGREEN SELECT 100% TREASURY MONEY MARKET FUND, .25%, .35% and .60%, respectively; and for EVERGREEN SELECT U.S. GOVERNMENT MONEY MARKET FUND, .15%, .15% and .30%, respectively.


     The above table shows the costs and expenses you would pay directly or indirectly if you invested in Institutional Shares of a Fund. THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

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                             FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

     The following tables present financial highlights for a share outstanding throughout each period indicated for the life of each Fund with the exception of EVERGREEN SELECT U.S. GOVERNMENT MONEY MARKET FUND. The information has been audited by PricewaterhouseCoopers LLP, each Fund's independent accountant. A report of PricewaterhouseCoopers LLP on the audited information is incorporated by reference in the Funds' SAI. These tables should be read in conjunction with the financial statements and related notes which are also incorporated by reference in the Funds' SAI.

     Further information about each Fund's performance is contained in the Fund's Annual Report to shareholders, which may be obtained without charge.

EVERGREEN SELECT MONEY MARKET FUND -- INSTITUTIONAL SHARES

                                                               NOVEMBER 19, 1996
                             SIX MONTHS                        (COMMENCEMENT OF
                                ENDED                          CLASS OPERATIONS)
                           AUGUST 31, 1998      YEAR ENDED          THROUGH
                             (UNAUDITED)     FEBRUARY 28, 1998 FEBRUARY 28, 1997
                           ---------------   ----------------- -----------------
PER SHARE DATA:
NET ASSET VALUE BEGINNING
 OF PERIOD................       $1.000             $1.000           $1.000
                             ----------         ----------         --------
Income from investment
 operations
 Net investment income....        0.028              0.056            0.015
 Less distributions from
  net investment income...       (0.028)            (0.056)          (0.015)
                             ----------         ----------         --------
Net asset value end of
 period...................       $1.000             $1.000           $1.000
                             ==========         ==========         ========
TOTAL RETURN..............         2.80%              5.71%            1.57%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net
 assets:
 Total expenses...........         0.21%(a)           0.20%            0.07%(a)
 Total expenses excluding
  indirectly paid
  expenses................         0.21%(a)           0.20%              --
 Total expenses excluding
  waivers and/or
  reimbursements..........         0.21%(a)           0.23%            0.43%(a)
 Net investment income....         5.52%(a)           5.60%            5.48%(a)
NET ASSETS END OF PERIOD
 (THOUSANDS)..............   $1,845,028         $1,051,741         $575,331
                             ==========         ==========         ========

-------
(a) Annualized.

EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND -- INSTITUTIONAL SHARES

                                                               NOVEMBER 20, 1996
                              SIX MONTHS                       (COMMENCEMENT OF
                                 ENDED                         CLASS OPERATIONS)
                            AUGUST 31, 1998     YEAR ENDED          THROUGH
                              (UNAUDITED)    FEBRUARY 28, 1998 FEBRUARY 28, 1997
                            ---------------  ----------------- -----------------
PER SHARE DATA:
NET ASSET VALUE BEGINNING
 OF PERIOD.................      $1.000            $1.000            $1.000
                               --------          --------          --------
Income from investment
 operations
 Net investment income.....       0.018             0.036             0.010
 Less distributions from
  net investment income....      (0.018)           (0.036)           (0.010)
                               --------          --------          --------
Net asset value end of
 period....................      $1.000            $1.000            $1.000
                               ========          ========          ========
TOTAL RETURN...............        1.82%             3.67%             0.96%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net
 assets:
 Total expenses............        0.11%(a)          0.10%             0.05%(a)
 Total expenses excluding
  indirectly paid
  expenses.................        0.11%(a)          0.10%               --
 Total expenses excluding
  waivers and/or
  reimbursements...........        0.25%(a)          0.26%             0.45%(a)
 Net investment income.....        3.65%(a)          3.63%             3.50%(a)
NET ASSETS END OF PERIOD
 (THOUSANDS)...............    $649,169          $441,988          $206,124
                               ========          ========          ========

-------
(a) Annualized.

EVERGREEN SELECT TREASURY MONEY MARKET FUND -- INSTITUTIONAL SHARES

                                                               NOVEMBER 20, 1996
                             SIX MONTHS                        (COMMENCEMENT OF
                                ENDED                          CLASS OPERATIONS)
                           AUGUST 31, 1998      YEAR ENDED          THROUGH
                             (UNAUDITED)     FEBRUARY 28, 1998 FEBRUARY 28, 1997
                           ---------------   ----------------- -----------------
PER SHARE DATA:
NET ASSET VALUE BEGINNING
 OF PERIOD................       $1.000             $1.000           $1.000
                             ----------         ----------         --------
Income from investment
 operations
 Net investment income....        0.027              0.055            0.015
 Less distributions from
  net investment income...       (0.027)            (0.055)          (0.015)
                             ----------         ----------         --------
Net asset value end of
 period...................       $1.000             $1.000           $1.000
                             ==========         ==========         ========
TOTAL RETURN..............         2.72%              5.51%            1.49%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net
 assets:
 Total expenses...........         0.23%(a)           0.18%            0.06%(a)
 Total expenses excluding
  indirectly paid
  expenses................         0.23%(a)           0.18%              --
 Total expenses excluding
  waivers and/or
  reimbursements..........         0.25%(a)           0.23%            0.45%(a)
 Net investment income....         5.69%(a)           5.42%            5.24%(a)
NET ASSETS END OF PERIOD
 (THOUSANDS)..............   $1,799,286         $1,256,701         $367,771
                             ==========         ==========         ========

-------
(a) Annualized.

EVERGREEN SELECT 100% TREASURY MONEY MARKET FUND -- INSTITUTIONAL SHARES

                                                                DECEMBER 8, 1997
                                                                (COMMENCEMENT OF
                                                                     CLASS
                                                 SIX MONTHS       OPERATIONS)
                                                    ENDED           THROUGH
                                               AUGUST 31, 1998    FEBRUARY 28,
                                                 (UNAUDITED)          1998
                                               ---------------  ----------------
PER SHARE DATA:
NET ASSET VALUE BEGINNING OF PERIOD...........      $1.000            $1.000
                                                  --------          --------
Income from investment operations
 Net investment income........................       0.025             0.012
 Less distributions from net investment
  income......................................      (0.025)           (0.012)
                                                  --------          --------
Net asset value end of period.................      $1.000            $1.000
                                                  ========          ========
TOTAL RETURN..................................        2.54%             1.18%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses...............................        0.20%(a)          0.20%(a)
 Total expenses excluding indirectly paid
  expenses....................................        0.20%(a)          0.20%(a)
 Total expenses excluding waivers and/or
  reimbursements..............................        0.38%(a)          0.60%(a)
 Net investment income........................        5.01%(a)          5.18%(a)
NET ASSETS END OF PERIOD (THOUSANDS)..........    $357,754          $245,004
                                                  ========          ========

-------
(a) Annualized.

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                               FUND DESCRIPTIONS

-------------------------------------------------------------------------------

EACH FUND'S OBJECTIVE AND PRINCIPAL INVESTMENTS

     Each Fund's investment objective is nonfundamental, which means the objective can be changed without a shareholder vote. There can be no assurance that a Fund's investment objective will be achieved.

     Each Fund has also adopted fundamental investment policies designed to limit a Fund's exposure to risk. Fundamental policies can be changed only with a shareholder vote. For more information about investment policies, see "Securities and Investment Practices" below and the SAI.

     EVERGREEN SELECT MONEY MARKET FUND seeks as high a level of current income as is consistent with preserving capital and providing liquidity. The Fund will invest principally in short-term corporate debt securities.

     EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND seeks as high a level of current income exempt from federal income tax as is consistent with preserving capital and providing liquidity. The Fund will invest principally in municipal obligations. Under normal circumstances, at least 80% of the Fund's annual interest income will be exempt from federal income tax other than the federal alternative minimum tax.

     EVERGREEN SELECT TREASURY MONEY MARKET FUND seeks to maintain stability of principal while earning current income. The Fund will invest in short-term U.S. Treasury obligations and repurchase agreements backed by such obligations.

     EVERGREEN SELECT 100% TREASURY MONEY MARKET FUND seeks to maintain stability of principal while earning current income. The Fund will invest only in U.S. Treasury securities.

     EVERGREEN SELECT U.S. GOVERNMENT MONEY MARKET FUND seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund will invest exclusively in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

     In addition, each Fund seeks to maintain a stable net asset value of $1.00 per share. THERE IS NO ASSURANCE THAT A FUND WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

     Each Fund will invest in short-term securities that are determined to present minimal credit risk and are, at the time of acquisition, eligible securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended ("Rule 2a-7"). Short-term securities are those having remaining maturities of 397 days or less. Each Fund will also comply with the diversification requirements and other applicable requirements prescribed by Rule 2a-7.

SECURITIES AND INVESTMENT PRACTICES

     You can find more information about the types of securities in which each Fund may invest, the types of investment techniques each Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Funds' SAI contains additional information about these investments and investment techniques.

U.S. Government Securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities may be supported by the full faith and credit of the U.S. government, by the right of the issuer to borrow from the Treasury, or only by the credit of the agency or instrumentality itself. EVERGREEN SELECT TREASURY MONEY MARKET FUND and EVERGREEN SELECT 100% TREASURY MONEY MARKET FUND will invest only in U.S. Treasury securities, which are high quality debt securities issued by the U.S. Treasury, guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government. EVERGREEN SELECT MONEY MARKET FUND, EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND and EVERGREEN SELECT U.S. GOVERNMENT MONEY MARKET FUND may invest in any security issued or guaranteed by the U.S. government or its agencies or instrumentalities.

     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. THE U.S. GOVERNMENT DOES NOT GUARANTEE THE NET ASSET VALUE OF THE FUNDS' SHARES.

     Included among the U.S. government agencies and instrumentalities in whose securities EVERGREEN SELECT MONEY MARKET FUND and EVERGREEN SELECT U.S. GOVERNMENT MONEY MARKET FUND may invest are the Interamerican Development Bank and the International Bank for Reconstruction and Development. Obligations of these banks are supported only by the appropriated but unpaid commitments of its member countries. There are no assurances that the commitments will be undertaken in the future.

Municipal Obligations. EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND may invest in municipal bonds, notes and commercial paper issued by or for any state, territory or possession of the U.S. (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. Municipal obligations are issued by or for state or local governments to support general financial needs or to pay for public projects or facilities.

     Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Revenue bonds are supported only by the revenues generated by the project or facility.

     Municipal notes and commercial paper are short-term debt instruments issued in anticipation of taxes and other revenues.

Taxable Investments. EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND may temporarily invest up to 20% of its net assets in taxable securities under any one or more of the following circumstances: (a) pending investment of proceeds of sale of Fund shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest more than 20% of its total assets in taxable securities for defensive purposes. The Fund may invest for defensive purposes during periods when its assets available for investment exceed the available municipal securities that meet the Fund's quality and other investment criteria. Taxable securities in which the Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings categories by any nationally recognized statistical rating organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Other Eligible Securities. EVERGREEN SELECT MONEY MARKET FUND may also invest in corporate debt securities, commercial paper and bank obligations.

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow an additional 5% of its total assets from banks or others. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of total assets.

Securities Lending. To generate income and offset expenses, each Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 33 1/3% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.

     Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it may not be able to retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.

Investing in Securities of Other Investment Companies. Each Fund may invest in securities of other investment companies. As a shareholder of another investment company, a Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently pays for its own operations and may result in some duplication of fees.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. Each Fund does not intend to purchase when-issued securities for speculative purposes, but only in furtherance of its investment objective.

Repurchase Agreements. The Funds may invest in repurchase agreements. A repurchase agreement is an agreement by which a Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker-dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of a Fund to sell the security in the open market in the case of a default. In such case, a Fund may incur costs in disposing of the security which would increase Fund expenses. A Fund's Investment advisor will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

Other Investment Restrictions. Each Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.

Risks of Debt Securities. When a Fund buys a debt security, it generally expects a variable or fixed rate of interest and repayment of the principal at maturity. The main risks of investing in debt securities are:

    . Interest Rate Risk: The risk that a bond's prices will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short term bonds.

    . Credit Risk: The chance that the issuer of a bond will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing a Fund's income and/or share price.

-------------------------------------------------------------------------------

                           BUYING AND SELLING SHARES

-------------------------------------------------------------------------------

HOW TO BUY SHARES

     Institutional investors may buy Institutional Shares of the Funds through broker-dealers, banks and certain other financial intermediaries, or directly through the Funds' distributor, Evergreen Distributor, Inc. ("EDI"). Investors may purchase Institutional Shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.

Minimum Investment. The minimum initial investment in Institutional Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Opening an Account. You may open an account by mailing a signed account application to the particular Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may obtain an account application by calling 1-800-633-2700.

     Except as provided below, you can purchase shares only by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-633-2700. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.

Offering Price and Other Purchase Information. When you buy a Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. Each Fund computes its NAV twice daily, at 12 noon (eastern time) and as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. eastern time). Therefore, depending on when the Fund accepts your order, you will receive its NAV calculated at 12 noon or 4:00 p.m.

     You may, at a Fund's discretion, pay for shares of a Fund with securities instead of cash. Additionally, if you want to buy a Fund's shares equal in amount to $5 million or more the Fund may require you to pay for those shares with securities instead of cash. A Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, a Fund will value the securities in the manner described under "How the Funds Calculate Their NAV." Investors who receive a Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.

HOW TO REDEEM SHARES

     You may redeem shares of a Fund by mail, telephone or other types of telecommunication. Once a redemption request has been telephoned, mailed or otherwise transmitted, it may not be changed or canceled.

Mail Redemptions. You may redeem shares on each day that the NYSE is open by mailing a written request to the Service Company at the following address:

     Evergreen Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121

     The signatures on the written request must be properly guaranteed, as described below.

How To Redeem By Telephone. You may redeem your shares by calling 1-800-633-2700 between the hours of 9:00 a.m. and 5:00 p.m. (eastern time) on each business day. You may also redeem shares by sending a facsimile to (617) 210-2708 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect it on your account application.

     If you are unable to reach the Funds or the Service Company by telephone, you should redeem by mail.

     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.

Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV next computed after a Fund receives your request. Since each Fund computes its NAV twice daily, depending on when the Fund receives your request, you will receive its NAV calculated at 12 noon or 4:00 p.m. (eastern time). Generally, the Fund pays redemption proceeds within seven days. Redemption requests received after 4:00 p.m. (eastern time) will be processed using the NAV determined on the next business day.

     The Funds may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate Their NAV."

     The Funds may, at their discretion, pay your redemption proceeds with securities instead of cash. However, each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety-day period for any one shareholder. See the SAI for further details.

     Except as otherwise noted, neither the Funds, the Service Company nor the Funds' distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Funds, the Service Company nor the Funds' distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.

     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed.

     The Funds may temporarily suspend the right to redeem shares when:

     (1)the NYSE is closed, other than customary weekend and holiday closings;
     (2)trading on the NYSE is restricted;
     (3)an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or
     (4)the SEC so orders.

ADDITIONAL TRANSACTION POLICIES

How the Funds Calculate Their NAV. A Fund's NAV equals the value of its shares without sales charges. A Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. All expenses, including fees paid to the Fund's investment advisor, are accrued daily. Each Fund computes its NAV twice daily, at 12 noon (eastern time) and as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the NYSE is open.

     The securities in each Fund's portfolio are valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. The market value of the obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. As a result, the market value of the obligations in the Fund's portfolio may vary from the value determined using the amortized cost method.

Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.

EXCHANGES

     You may exchange Institutional Shares of a Fund for Institutional Shares of any other Evergreen "Select" fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the funds to and from which you wish to exchange. Exchanges will be based on the relative NAV of the shares exchanged next determined after the exchange request is received. Once an exchange request has been telephoned or mailed, it may not be changed or canceled.

     Signatures on exchange orders must be guaranteed, as described above.

     The Funds reserve the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a calendar year or three exchanges in a calendar quarter.

     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.

     For federal income tax purposes, an exchange is treated as a sale for taxable investors.

DIVIDENDS

     As a shareholder, you are entitled to your share of earnings on a Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that a Fund earns from its stocks plus any interest it receives from its bonds. A Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.

Dividend Schedule. Each Fund declares dividends from its net investment income daily and pays such dividends monthly. Each Fund pays shareholders its net capital gains at least once a year.

Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund. Shareholders will receive dividends on investments made by federal funds bank wire the same day the wire is received provided that wire purchases are received by State Street Bank and Trust Company, custodian for the Funds, by 12 noon (eastern time). Shares purchased by qualified institutions via telephone will receive the dividend declared on that day if the telephone order is placed by 12 noon (eastern time), and federal funds are received by 4:00 p.m. (eastern time). All other wire purchases received after 12 noon (eastern time) will earn dividends beginning the following business day. Dividends accruing on the day of redemption will be paid to redeeming shareholders except for redemptions where proceeds are wired the same day.

     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.

TAXES

     EVERGREEN SELECT 100% TREASURY MONEY MARKET FUND and EVERGREEN SELECT U.S. GOVERNMENT MONEY MARKET FUND intend to qualify, and each of the other Funds has qualified and intends to continue to qualify, as regulated investment companies ("RICs") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.

     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:

    . Income distributions and net short-term capital gains are taxable as ordinary income.

    . Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.

     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes. You should always consult your tax advisor for specific guidance as to the tax consequences of your investment in a Fund.

     EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND will designate and pay exempt-interest dividends derived from interest earned on qualifying tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for federal income tax purposes. However, (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of "adjusted current earnings" for purposes of the federal corporate alternative minimum tax. Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable obligations) are taxable as ordinary income, even though received in additional Fund shares. Market discount recognized on taxable and tax-free bonds is taxable as ordinary income, not as excludable income.

SHAREHOLDER SERVICES

     Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-633-2700 or by writing to the Service Company.

Subaccount. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to use the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.

-------------------------------------------------------------------------------

                                 FUND DETAILS

-------------------------------------------------------------------------------

FUND ORGANIZATION AND SERVICE PROVIDERS

Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. Each Fund is a diversified series of an open-end, management investment company called Evergreen Select Money Market Trust (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, its performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders participate equally in distributions from a Fund's assets and have equal voting, liquidation and other rights. Each share is entitled to one vote for each dollar of NAV applicable to such share. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Fund shares are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees.

Advisor. The investment advisor to each Fund is First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union is located at 301 South College Street, and FUNB at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.

     FUNB is entitled to receive from each Fund an advisory fee based on a percentage of each Fund's average daily net assets. Computed daily and paid monthly, the fee is 0.15% for EVERGREEN SELECT MONEY MARKET FUND, EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND, EVERGREEN SELECT TREASURY MONEY MARKET FUND and EVERGREEN SELECT U.S. GOVERNMENT MONEY MARKET FUND. The fee is 0.25% for EVERGREEN SELECT 100% TREASURY MONEY MARKET FUND, but FUNB currently limits the fee for EVERGREEN SELECT 100% TREASURY MONEY MARKET FUND to 0.15%. FUNB may, however, modify or cancel this limit at any time.

Distributor. Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019, markets the Funds and distributes their shares through broker-dealers, financial planners and other financial representatives. Evergreen Distributor, Inc. is a subsidiary of The BISYS Group, Inc. and is not affiliated with First Union.

Transfer Agent. Evergreen Service Company, 200 Berkeley Street, Boston, MA 02116-5034, handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.

Administrator. Evergreen Investment Services, Inc. ("EIS"), subject to the supervision and control of the Trust's Board of Trustees, provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate daily net assets of all mutual funds administered by EIS for which any affiliate of FUNB serves as investment advisor. The administration fee is calculated in accordance with the following schedule:

             ADMINISTRATIVE FEE
             ------------------
               0.050%             on the first $7 billion
               0.035%             on the next $3 billion
               0.030%             on the next $5 billion
               0.020%             on the next $10 billion
               0.015%             on the next $5 billion
               0.010%             on assets in excess of $30 billion

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, keeps custody of each Fund's securities and cash and performs other related duties.

OTHER INFORMATION AND POLICIES

Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' investment advisor and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' investment advisor is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as each Fund. However, a Bank may act as investment advisor, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.

Securities Transactions. Under policies established by the Trust's Board of Trustees, FUNB selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, FUNB may select broker-dealers who are affiliated with FUNB. Moreover, a Fund may pay higher commissions to broker-dealers that provide research services, which FUNB may use in advising a Fund or its other clients.

Code of Ethics. The Funds and FUNB have each adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and FUNB (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.

Other Classes of Shares. Each Fund offers two classes of shares, Institutional and Institutional Service. Only Institutional Shares are offered through this prospectus. Call the Service Company for further information or a prospectus offering Institutional Service Shares of the Funds.

FUND PERFORMANCE

     From time to time, a Fund may quote its yield in advertisements or in reports to shareholders. Yield information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with other investment alternatives. However, since net investment income of a Fund changes in response to fluctuations in interest rates and Fund expenses, any given yield quotation should not be considered representative of a Fund's yields for any future period.

     The method of calculating each Fund's yield is set forth in the SAI. Before investing, the investor may want to determine which investment--tax-free or taxable--will result in a higher after-tax return. To do this, the yield on the tax-free investment should be divided by the decimal determined by subtracting from 1 the highest federal tax rate to which the investor currently is subject. For example, if the tax-free yield is 6% and the investor's maximum tax bracket is 36%, the computation is:

          6% Tax-Free Yield/(1-.36 Tax Rate) = 6/.64 = 9.38% Taxable Yield

     In this example, the investor's after-tax return will be higher from the 6% tax-free investment if available taxable yields are below 9.38%. Conversely, the taxable investment will provide a higher return when taxable yields exceed 9.38%. This is only an example and is not necessarily reflective of a Fund's yield. The tax equivalent yield will be lower for investors in the lower income brackets.

     Comparative performance information may also be used from time to time in advertising or marketing the Funds' shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report, Bank Rate Monitor and other industry publications.

For more information on Fund performance, see the SAI.

INVESTMENT ADVISOR
First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288-0630

CUSTODIAN
State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

TRANSFER AGENT
Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts, 02116-
5034

LEGAL COUNSEL
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York
10036

DISTRIBUTOR
Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019

38020
                                                                  539894RV3

-------------------------------------------------------------------------------
PROSPECTUS                           June 1, 1998, as amended November 30, 1998
-------------------------------------------------------------------------------

                    [LOGO OF EVERGREEN FUNDS APPEARS HERE]

EVERGREEN SELECT MONEY MARKET FUNDS
-------------------------------------------------------------------------------

EVERGREEN SELECT MONEY MARKET FUND
EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND
EVERGREEN SELECT TREASURY MONEY MARKET FUND
EVERGREEN SELECT 100% TREASURY MONEY MARKET FUND
EVERGREEN SELECT U.S. GOVERNMENT MONEY MARKET FUND
(EACH A "FUND," TOGETHER THE "FUNDS")

INSTITUTIONAL SERVICE SHARES

     This prospectus contains important information about the Institutional Service Shares of Evergreen Select Money Market Fund, Evergreen Select Municipal Money Market Fund, Evergreen Select Treasury Money Market Fund, Evergreen Select 100% Treasury Money Market Fund and Evergreen Select U.S. Government Money Market Fund including how the Funds invest and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.

     When you consider investing in a Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

     By itself, no Fund is a complete investment plan. When considering an investment in a Fund, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Funds. You can find information on the risks associated with investing in the Funds in the section entitled "Fund Descriptions."

     To learn more about the Funds, call 1-800-343-2898 for a free copy of the Funds' Statement of Additional Information ("SAI") dated June 1, 1998, as amended November 30, 1998, and as supplemented from time to time. The Funds have filed the SAI with the Securities and Exchange Commission. The SAI is incorporated by reference herein (i.e., legally, the SAI is part of this prospectus).

PLEASE REMEMBER THAT SHARES OF THE FUNDS ARE:

 . NOT DEPOSITS OR OBLIGATIONS OF ANY BANK.
 . NOT ENDORSED OR GUARANTEED BY ANY BANK.
 . NOT INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE
  CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. . SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL
  AMOUNT.

     AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               TABLE OF CONTENTS
                               -----------------
EXPENSES...............................................................    3
FINANCIAL HIGHLIGHTS...................................................    5
FUND DESCRIPTIONS......................................................    7
   Each Fund's Objective and Principal
    Investments........................................................    7
   Securities and Investment Practices.................................    7
BUYING AND SELLING SHARES..............................................    9
   How To Buy Shares...................................................    9
   How To Redeem Shares................................................   10
   Additional Transaction Policies.....................................   11
   Exchanges...........................................................   11
   Dividends...........................................................   12
   Taxes...............................................................   12
   Shareholder Services................................................   13
FUND DETAILS...........................................................   13
   Fund Organization and Service Providers.............................   13
   Other Information and Policies......................................   14
   Fund Performance....................................................   15

-------------------------------------------------------------------------------

                                   EXPENSES

-------------------------------------------------------------------------------

     Below are the shareholder transaction costs associated with an investment in Institutional Service Shares of the Funds.

             SHAREHOLDER TRANSACTION EXPENSES
             Maximum Sales Charge Imposed on Purchases  None
             Sales Charge on Dividend Reinvestments     None
             Contingent Deferred Sales Charge           None
             Redemption Fee                             None
             Exchange Fee                               None

     The table below shows the expenses attributable to the Institutional Service Shares of each Fund for the fiscal year ended February 28, 1998 or, in the case of EVERGREEN SELECT 100% TREASURY MONEY MARKET FUND, the fiscal period from December 23, 1997 (commencement of class operations) to February 28, 1998. For EVERGREEN SELECT U.S. GOVERNMENT MONEY MARKET FUND the table shows the estimated annual operating expenses for the fiscal period ending February 28, 1999. The actual annual operating expenses shown on the left are expressed as a percentage of each Fund's average net assets. The examples on the right show what you would pay if you invested $1,000 over the periods indicated. The examples assume a 5% average annual return, reinvestment of all dividends and redemption at the end of each period.

EVERGREEN SELECT MONEY MARKET FUND

                        ANNUAL OPERATING
                            EXPENSES
                     (AFTER REIMBURSEMENTS)*                                    EXAMPLE
                     -----------------------                                    -------
Management Fee                 .12%                    After 1 Year               $ 5
12b-1 Fees                     .25%                    After 3 Years              $14
Other Expenses                 .08%                    After 5 Years              $25
                               ---
Total                          .45%                    After 10 Years             $57
                               ===

EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND

                        ANNUAL OPERATING
                            EXPENSES
                     (AFTER REIMBURSEMENTS)*                                    EXAMPLE
                     -----------------------                                    -------
Management Fee                 .00%                    After 1 Year               $ 4
12b-1 Fees                     .25%                    After 3 Years              $11
Other Expenses                 .10%                    After 5 Years              $20
                               ---
Total                          .35%                    After 10 Years             $44
                               ===

EVERGREEN SELECT TREASURY MONEY MARKET FUND

                        ANNUAL OPERATING
                            EXPENSES
                     (AFTER REIMBURSEMENTS)*                                    EXAMPLE
                     -----------------------                                    -------
Management Fee                 .10%                    After 1 Year               $ 4
12b-1 Fees                     .25%                    After 3 Years              $14
Other Expenses                 .08%                    After 5 Years              $24
                               ---
Total                          .43%                    After 10 Years             $54
                               ===

EVERGREEN SELECT 100% TREASURY MONEY MARKET FUND

                        ANNUAL OPERATING
                            EXPENSES
                     (AFTER REIMBURSEMENTS)*                                    EXAMPLE
                     -----------------------                                    -------
Management Fee                 .00%                    After 1 Year               $ 5
12b-1 Fees                     .25%                    After 3 Years              $14
Other Expenses                 .20%                    After 5 Years              $25
                               ---
Total                          .45%                    After 10 Years             $57
                               ===

EVERGREEN SELECT U.S. GOVERNMENT MONEY MARKET FUND

                            ESTIMATED
                        ANNUAL OPERATING
                            EXPENSES
                     (AFTER REIMBURSEMENTS)*                                   EXAMPLE
                     -----------------------                                   -------
Management Fee                 .05%                    After 1 Year              $ 5
12b-1 Fees                     .25%                    After 3 Years             $14
Other Expenses                 .15%
                               ---
Total                          .45%
                               ===

-------

* From time to time, each Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses, including indirectly paid expenses, in order to reduce expense ratios. Each Fund's investment advisor may cease these waivers and reimbursements at any time. The annual operating expenses reflect fee waivers and expense reimbursements. Absent such waivers, the management fees, 12b-1 fees, other expenses and total operating expenses for EVERGREEN SELECT MONEY MARKET FUND would be .15%, .25%, .08% and .48%, respectively; for EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND, .15%, .25%, .11% and .51%, respectively; for EVERGREEN SELECT TREASURY MONEY MARKET FUND, .15%, .25%, .08% and .48%, respectively; for EVERGREEN SELECT 100% TREASURY MONEY MARKET FUND, .25%, .25%, .35% and .85%, respectively; and for EVERGREEN SELECT U.S. GOVERNMENT MONEY MARKET FUND, .15%, .25%, .15% and .55%, respectively.

     The above table shows the costs and expenses you would pay directly or indirectly if you invested in Institutional Service Shares of a Fund. THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

-------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

     The following tables present financial highlights for a share outstanding throughout each period indicated for the life of each Fund with the exception of EVERGREEN SELECT U.S. GOVERNMENT MONEY MARKET FUND. The information has been audited by PricewaterhouseCoopers LLP, each Fund's independent accountant. A report of PricewaterhouseCoopers LLP on the audited information is incorporated by reference in the Funds' SAI. These tables should be read in conjunction with the financial statements and related notes which are also incorporated by reference in the Funds' SAI.

     Further information about each Fund's performance is contained in the Funds' Annual Report to shareholders, which may be obtained without charge.

EVERGREEN SELECT MONEY MARKET FUND -- INSTITUTIONAL SERVICE SHARES

                                                                  NOVEMBER 26,
                                                                      1996
                                                                (COMMENCEMENT OF
                                                                     CLASS
                              SIX MONTHS                          OPERATIONS)
                                 ENDED                              THROUGH
                            AUGUST 31, 1998      YEAR ENDED       FEBRUARY 28,
                              (UNAUDITED)     FEBRUARY 28, 1998       1997
                            ---------------   ----------------- ----------------
PER SHARE DATA:
NET ASSET VALUE BEGINNING
 OF PERIOD.................       $1.000             $1.000           $1.000
                              ----------         ----------         --------
Income from investment
 operations
 Net investment income.....        0.026              0.053            0.014
 Less distributions from
  net investment income....       (0.026)            (0.053)          (0.014)
                              ----------         ----------         --------
Net asset value end of
 period....................       $1.000             $1.000           $1.000
                              ==========         ==========         ========
TOTAL RETURN...............         2.67%              5.45%            1.40%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net
 assets:
 Total expenses............         0.46%(a)           0.45%            0.32%(a)
 Total expenses excluding
  indirectly paid
  expenses.................         0.46%(a)           0.45%              --
 Total expenses excluding
  waivers and/or
  reimbursements...........         0.46%(a)           0.48%            0.68%(a)
 Net investment income.....         5.28%(a)           5.33%            5.24%(a)
NET ASSETS END OF PERIOD
 (THOUSANDS)...............   $1,469,068         $1,215,348         $867,294
                              ==========         ==========         ========

-------

(a)Annualized.

EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND -- INSTITUTIONAL SERVICE SHARES

                                                                  NOVEMBER 25,
                                                                      1996
                                                                (COMMENCEMENT OF
                                                                     CLASS
                                SIX MONTHS                        OPERATIONS)
                                   ENDED                            THROUGH
                              AUGUST 31, 1998    YEAR ENDED       FEBRUARY 28,
                                (UNAUDITED)   FEBRUARY 28, 1998       1997
                              --------------- ----------------- ----------------
PER SHARE DATA:
NET ASSET VALUE BEGINNING OF
 PERIOD.....................       $1.000           $1.000           $1.000
                                  -------          -------          -------
Income from investment
 operations
 Net investment income......        0.017            0.034            0.008
 Less distributions from net
  investment income.........       (0.017)          (0.034)          (0.008)
                                  -------          -------          -------
Net asset value end of
 period.....................       $1.000           $1.000           $1.000
                                  =======          =======          =======
TOTAL RETURN................         1.69%            3.41%            0.85%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net
 assets:
 Total expenses.............         0.36%(a)         0.35%            0.30%(a)
 Total expenses excluding
  indirectly paid expenses..         0.36%(a)         0.35%              --
 Total expenses excluding
  waivers and/or
  reimbursements............         0.50%(a)         0.51%            0.70%(a)
 Net investment income......         3.35%(a)         3.34%            3.19%(a)
NET ASSETS END OF PERIOD
 (THOUSANDS)................      $87,430          $61,778          $14,295
                                  =======          =======          =======

-------
(a) Annualized.

EVERGREEN SELECT TREASURY MONEY MARKET FUND -- INSTITUTIONAL SERVICE SHARES

                                                                  NOVEMBER 27,
                                                                      1996
                                                                (COMMENCEMENT OF
                                                                     CLASS
                              SIX MONTHS                          OPERATIONS)
                                 ENDED                              THROUGH
                            AUGUST 31, 1998      YEAR ENDED       FEBRUARY 28,
                              (UNAUDITED)     FEBRUARY 28, 1998       1997
                            ---------------   ----------------- ----------------
PER SHARE DATA:
NET ASSET VALUE BEGINNING
 OF PERIOD.................       $1.000             $1.000           $1.000
                              ----------         ----------         --------
Income from investment
 operations
 Net investment income.....        0.026              0.052            0.013
 Less distributions from
  net investment income....       (0.026)            (0.052)          (0.013)
                              ----------         ----------         --------
Net asset value end of
 period....................       $1.000             $1.000           $1.000
                              ==========         ==========         ========
TOTAL RETURN...............         2.59%              5.25%            1.33%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net
 assets:
 Total expenses............         0.47%(a)           0.43%            0.31%(a)
 Total expenses excluding
  indirectly paid
  expenses.................         0.47%(a)           0.43%              --
 Total expenses excluding
  waivers and/or
  reimbursements ..........         0.48%(a)           0.48%            0.70%(a)
 Net investment income.....         5.12%(a)           5.17%            4.98%(a)
NET ASSETS END OF PERIOD
 (THOUSANDS)...............   $1,266,963         $1,005,059         $509,369
                              ==========         ==========         ========

-------
(a)Annualized.

EVERGREEN SELECT 100% TREASURY MONEY MARKET FUND -- INSTITUTIONAL SERVICE
SHARES

                                                                 DECEMBER 23,
                                                                     1997
                                                               (COMMENCEMENT OF
                                                                    CLASS
                                                 SIX MONTHS      OPERATIONS)
                                                    ENDED          THROUGH
                                               AUGUST 31, 1998   FEBRUARY 28,
                                                 (UNAUDITED)         1998
                                               --------------- ----------------
PER SHARE DATA:
NET ASSET VALUE BEGINNING OF PERIOD...........      $1.000          $1.000
                                                   -------          ------
Income from investment operations
 Net investment income........................       0.024           0.009
 Less distributions from net investment
  income......................................      (0.024)         (0.009)
                                                   -------          ------
Net asset value end of period.................      $1.000          $1.000
                                                   =======          ======
TOTAL RETURN..................................        2.41%           0.93%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses...............................        0.45%(a)        0.42%(a)
 Total expenses excluding indirectly paid
  expenses....................................        0.45%(a)        0.42%(a)
 Total expenses excluding waivers and/or
  reimbursements..............................        0.63%(a)        0.82%(a)
 Net investment income........................        4.82%(a)        4.74%(a)
NET ASSETS END OF PERIOD (THOUSANDS)..........     $31,640          $5,497
                                                   =======          ======

-------
(a) Annualized.

-------------------------------------------------------------------------------

                               FUND DESCRIPTIONS

-------------------------------------------------------------------------------

EACH FUND'S OBJECTIVE AND PRINCIPAL INVESTMENTS

     Each Fund's investment objective is nonfundamental, which means the objective can be changed without a shareholder vote. There can be no assurance that a Fund's investment objective will be achieved.

     Each Fund has also adopted fundamental investment policies designed to limit a Fund's exposure to risk. Fundamental policies can be changed only with a shareholder vote. For more information about investment policies, see "Securities and Investment Practices" below and the SAI.

     EVERGREEN SELECT MONEY MARKET FUND seeks as high a level of current income as is consistent with preserving capital and providing liquidity. The Fund will invest principally in short-term corporate debt securities.

     EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND seeks as high a level of current income exempt from federal income tax as is consistent with preserving capital and providing liquidity. The Fund will invest principally in municipal obligations. Under normal circumstances, at least 80% of the Fund's annual interest income will be exempt from federal income tax other than the federal alternative minimum tax.

     EVERGREEN SELECT TREASURY MONEY MARKET FUND seeks to maintain stability of principal while earning current income. The Fund will invest in short-term U.S. Treasury obligations and repurchase agreements backed by such obligations.

     EVERGREEN SELECT 100% TREASURY MONEY MARKET FUND seeks to maintain stability of principal while earning current income. The Fund will invest only in U.S. Treasury securities.

     EVERGREEN SELECT U.S. GOVERNMENT MONEY MARKET FUND seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund will invest exclusively in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

     In addition, each Fund seeks to maintain a stable net asset value of $1.00 per share. THERE IS NO ASSURANCE THAT A FUND WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

     Each Fund will invest in short-term securities that are determined to present minimal credit risk and are, at the time of acquisition, eligible securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended ("Rule 2a-7"). Short-term securities are those having remaining maturities of 397 days or less. Each Fund will also comply with the diversification requirements and other applicable requirements prescribed by Rule 2a-7.

SECURITIES AND INVESTMENT PRACTICES

     You can find more information about the types of securities in which each Fund may invest, the types of investment techniques each Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Funds' SAI contains additional information about these investments and investment techniques.

U.S. Government Securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities may be supported by the full faith and credit of the U.S. government, by the right of the issuer to borrow from the Treasury, or only by the credit of the agency or instrumentality itself. EVERGREEN SELECT TREASURY MONEY MARKET FUND and EVERGREEN SELECT 100% TREASURY MONEY MARKET FUND will invest only in U.S. Treasury securities, which are high quality debt securities issued by the U.S. Treasury, guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government. EVERGREEN SELECT MONEY MARKET FUND, EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND and EVERGREEN SELECT U.S. GOVERNMENT MONEY MARKET FUND may invest in any security issued or guaranteed by the U.S. government or its agencies or instrumentalities.

     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. THE U.S. GOVERNMENT DOES NOT GUARANTEE THE NET ASSET VALUE OF THE FUNDS' SHARES.

     Included among the U.S. government agencies and instrumentalities in whose securities EVERGREEN SELECT MONEY MARKET FUND and EVERGREEN SELECT U.S. GOVERNMENT MONEY MARKET FUND may invest are the Interamerican Development Bank and the International Bank for Reconstruction and Development. Obligations of these banks are supported only by the appropriated but unpaid commitments of its member countries. There are no assurances that the commitments will be undertaken in the future.

Municipal Obligations. EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND may invest in municipal bonds, notes and commercial paper issued by or for any state, territory or possession of the U.S. (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. Municipal obligations are issued by or for state or local governments to support general financial needs or to pay for public projects or facilities.

     Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Revenue bonds are supported only by the revenues generated by the project or facility.

     Municipal notes and commercial paper are short-term debt instruments issued in anticipation of taxes and other revenues.

Taxable Investments. EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND may temporarily invest up to 20% of its net assets in taxable securities under any one or more of the following circumstances: (a) pending investment of proceeds of sale of Fund shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest more than 20% of its total assets in taxable securities for defensive purposes. The Fund may invest for defensive purposes during periods when its assets available for investment exceed the available municipal securities that meet the Fund's quality and other investment criteria. Taxable securities in which the Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings categories by any nationally recognized statistical rating organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Other Eligible Securities. EVERGREEN SELECT MONEY MARKET FUND may also invest in corporate debt securities, commercial paper and bank obligations.

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow an additional 5% of its total assets from banks or others. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of total assets.

Securities Lending. To generate income and offset expenses, each Fund, except Evergreen Select 100% Treasury Money Market Fund, may lend securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 33 1/3% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.

     Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it may not be able to retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.

Investing in Securities of Other Investment Companies. Each Fund may invest in securities of other investment companies. As a shareholder of another investment company, a Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently pays for its own operations and may result in some duplication of fees.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. Each Fund does not intend to purchase when-issued securities for speculative purposes, but only in furtherance of its investment objective.

Repurchase Agreements. Each Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which a Fund purchases a security (usually a U.S. government security) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker-dealer) to repurchase the security at an agreed-upon price and at a specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in case of default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses. A Fund's investment advisor will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

Other Investment Restrictions. Each Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.

Risks of Debt Securities. When a Fund buys a debt security, it generally expects a variable or fixed rate of interest and repayment of the principal at maturity. The main risks of investing in debt securities are:

    . Interest Rate Risk: The risk that a bond's prices will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short term bonds.

    . Credit Risk: The chance that the issuer of a bond will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing a Fund's income and/or share price.

-------------------------------------------------------------------------------

                           BUYING AND SELLING SHARES

-------------------------------------------------------------------------------

HOW TO BUY SHARES

     Institutional investors may buy Institutional Service Shares of the Funds through broker-dealers, banks and certain other financial intermediaries, or directly through the Funds' distributor, Evergreen Distributor, Inc. ("EDI"). Investors may purchase Institutional Shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.

Minimum Investment. The minimum initial investment in Institutional Service Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Opening an Account. You may open an account by mailing a signed account application to the particular Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may obtain an account application by calling 1-800-633-2700.

     Except as provided below, you can purchase shares only by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-633-2700. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.

Offering Price and Other Purchase Information. When you buy a Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. Each Fund computes its NAV twice daily, at 12 noon (eastern time) and as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. eastern time). Therefore, depending on when the Fund accepts your order, you will receive its NAV calculated at 12 noon or 4:00 p.m.

     You may, at a Fund's discretion, pay for shares of a Fund with securities instead of cash. Additionally, if you want to buy a Fund's shares equal in amount to $5 million or more the Fund may require you to pay for those shares with securities instead of cash. A Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, a Fund will value the securities in the manner described under "How the Funds Calculate Their NAV." Investors who receive a Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.

HOW TO REDEEM SHARES

     You may redeem shares of a Fund by mail, telephone or other types of telecommunication. Once a redemption request has been telephoned, mailed or otherwise transmitted, it may not be changed or canceled.

Mail Redemptions. You may redeem shares on each day that the NYSE is open by mailing a written request to the Service Company at the following address:

     Evergreen Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121

     The signatures on the written request must be properly guaranteed, as described below.

How To Redeem By Telephone. You may redeem your shares by calling 1-800-633-2700 between the hours of 9:00 a.m. and 5:00 p.m. (eastern time) on each business day. You may also redeem shares by sending a facsimile to (617) 210-2708 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect it on your account application.

     If you are unable to reach the Funds or the Service Company by telephone, you should redeem by mail.

     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.

Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV next computed after a Fund receives your request. Since each Fund computes its NAV twice daily, depending on when the Fund receives your request, you will receive its NAV calculated at 12 noon or 4:00 p.m. (eastern time). Generally, the Fund pays redemption proceeds within seven days. Redemption requests received after 4:00 p.m. (eastern time) will be processed using the NAV determined on the next business day.

     The Funds may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate Their NAV."

     The Funds may, at their discretion, pay your redemption proceeds with securities instead of cash. However, each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety-day period for any one shareholder. See the SAI for further details.

     Except as otherwise noted, neither the Funds, the Service Company nor the Funds' distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Funds, the Service Company nor the Funds' distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.

     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed.

     The Funds may temporarily suspend the right to redeem shares when:

     (1) the NYSE is closed, other than customary weekend and holiday closings;

     (2) trading on the NYSE is restricted;

     (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or

     (4) the SEC so orders.

ADDITIONAL TRANSACTION POLICIES

How the Funds Calculate Their NAV. A Fund's NAV equals the value of its shares without sales charges. A Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. All expenses, including fees paid to the Fund's investment advisor, are accrued daily. Each Fund computes its NAV twice daily, at 12 noon (eastern time) and as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the NYSE is open.

     The securities in each Fund's portfolio are valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. The market value of the obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. As a result, the market value of the obligations in the Fund's portfolio may vary from the value determined using the amortized cost method.

Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.

EXCHANGES

     You may exchange Institutional Service Shares of a Fund for Institutional Service Shares of any other Evergreen "Select" fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the funds to and from which you wish to exchange. Exchanges will be based on the relative NAV of the shares exchanged next determined after the exchange request is received. Once an exchange request has been telephoned or mailed, it may not be changed or canceled.

     Signatures on exchange orders must be guaranteed, as described above.

     The Funds reserve the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a calendar year or three exchanges in a calendar quarter.

     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.

     For federal income tax purposes, an exchange is treated as a sale for taxable investors.

DIVIDENDS

     As a shareholder, you are entitled to your share of earnings on a Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that a Fund earns from its stocks plus any interest it receives from its bonds. A Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.

Dividend Schedule. Each Fund declares dividends from its net investment income daily and pays such dividends monthly. Each Fund pays shareholders its net capital gains at least once a year.

Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund. Shareholders will receive dividends on investments made by federal funds bank wire the same day the wire is received provided that wire purchases are received by State Street Bank and Trust Company, custodian for the Funds, by 12 noon (eastern time). Shares purchased by qualified institutions via telephone will receive the dividend declared on that day if the telephone order is placed by 12 noon (eastern time), and federal funds are received by 4:00 p.m. (eastern time). All other wire purchases received after 12 noon (eastern time) will earn dividends beginning the following business day. Dividends accruing on the day of redemption will be paid to redeeming shareholders except for redemptions where proceeds are wired the same day.

     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.

TAXES

     EVERGREEN SELECT 100% TREASURY MONEY MARKET FUND and EVERGREEN SELECT U.S. GOVERNMENT MONEY MARKET FUND intend to qualify, and each of the other Funds has qualified and intends to continue to qualify, as regulated investment companies ("RICs") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.

     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:

    . Income distributions and net short-term capital gains are taxable as ordinary income.

    . Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.

     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes. You should always consult your tax advisor for specific guidance as to the tax consequences of your investment in a Fund.

     EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND will designate and pay exempt-interest dividends derived from interest earned on qualifying tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for federal income tax purposes. However, (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of "adjusted current earnings" for purposes of the federal corporate alternative minimum tax. Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable obligations) are taxable as ordinary income, even though received in additional Fund shares. Market discount recognized on taxable and tax-free bonds is taxable as ordinary income, not as excludable income.

SHAREHOLDER SERVICES

     Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-633-2700 or by writing to the Service Company.

Subaccount. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to use the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.

-------------------------------------------------------------------------------

                                 FUND DETAILS

-------------------------------------------------------------------------------

FUND ORGANIZATION AND SERVICE PROVIDERS

Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. Each Fund is a diversified series of an open-end, management investment company called Evergreen Select Money Market Trust (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, its performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders participate equally in distributions from a Fund's assets and have equal voting, liquidation and other rights. Each share is entitled to one vote for each dollar of NAV applicable to such share. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Fund shares are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees.

Advisor. The investment advisor to each Fund is First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union is located at 301 South College Street, and FUNB at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.

     FUNB is entitled to receive from each Fund an advisory fee based on a percentage of each Fund's average daily net assets. Computed daily and paid monthly, the fee is 0.15% for EVERGREEN SELECT MONEY MARKET FUND, EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND, EVERGREEN SELECT TREASURY MONEY MARKET FUND and EVERGREEN SELECT U.S. GOVERNMENT MONEY MARKET FUND. The fee is 0.25% for EVERGREEN SELECT 100% TREASURY MONEY MARKET FUND, but FUNB currently limits the fee for EVERGREEN SELECT 100% TREASURY MONEY MARKET FUND to 0.15%. FUNB may, however, modify or cancel this limit at any time.

Distributor. Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019, markets the Funds and distributes their shares through broker-dealers, financial planners and other financial representatives. Evergreen Distributor, Inc. is a subsidiary of The BISYS Group, Inc. and is not affiliated with First Union.

Transfer Agent. Evergreen Service Company, 200 Berkeley Street, Boston, MA 02116-5034, handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.

Administrator. Evergreen Investment Services, Inc. ("EIS"), subject to the supervision and control of the Trust's Board of Trustees, provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate daily net assets of all mutual funds administered by EIS for which any affiliate of FUNB serves as investment advisor. The administration fee is calculated in accordance with the following schedule:

           ADMINISTRATIVE FEE
           ------------------
           0.050%               on the first $7 billion
           0.035%               on the next $3 billion
           0.030%               on the next $5 billion
           0.020%               on the next $10 billion
           0.015%               on the next $5 billion
           0.010%               on assets in excess of $30 billion

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, keeps custody of each Fund's securities and cash and performs other related duties.

OTHER INFORMATION AND POLICIES

Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' investment advisor and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' investment advisor is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

Distribution Plan. The Trust has adopted a distribution plan for the Institutional Service Shares of each Fund (the "Plan") as allowed under the 1940 Act. The Plan permits the Fund to pay an annual service fee of up to .25% of average daily net assets for personal services rendered to shareholders and/or the maintenance of accounts. The Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding Institutional Service Shares. For more information about the Plan, see the SAI.

Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as each Fund. However, a Bank may act as investment advisor, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.

Securities Transactions. Under policies established by the Trust's Board of Trustees, FUNB selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, FUNB may select broker-dealers who are affiliated with FUNB. Moreover, a Fund may pay higher commissions to broker-dealers that provide research services, which FUNB may use in advising a Fund or its other clients.

Code of Ethics. The Funds and FUNB have each adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and FUNB (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.

Other Classes of Shares. Each Fund offers two classes of shares, Institutional and Institutional Service. Only Institutional Service Shares are offered through this prospectus. Call the Service Company for further information or a prospectus offering Institutional Shares of the Funds.

FUND PERFORMANCE

     From time to time, a Fund may quote its yield in advertisements or in reports to shareholders. Yield information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with other investment alternatives. However, since net investment income of a Fund changes in response to fluctuations in interest rates and Fund expenses, any given yield quotation should not be considered representative of a Fund's yields for any future period.

     The method of calculating each Fund's yield is set forth in the SAI. Before investing, the investor may want to determine which investment--tax-free or taxable--will result in a higher after-tax return. To do this, the yield on the tax-free investment should be divided by the decimal determined by subtracting from 1 the highest federal tax rate to which the investor currently is subject. For example, if the tax-free yield is 6% and the investor's maximum tax bracket is 36%, the computation is:

     6% Tax-Free Yield/(1-.36 Tax Rate) = 6/.64 = 9.38% Taxable Yield

     In this example, the investor's after-tax return will be higher from the 6% tax-free investment if available taxable yields are below 9.38%. Conversely, the taxable investment will provide a higher return when taxable yields exceed 9.38%. This is only an example and is not necessarily reflective of a Fund's yield. The tax equivalent yield will be lower for investors in the lower income brackets.

     Comparative performance information may also be used from time to time in advertising or marketing the Funds' shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report, Bank Rate Monitor and other industry publications.

     For more information on Fund performance, see the SAI.

INVESTMENT ADVISOR
First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288-0630

CUSTODIAN
State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

TRANSFER AGENT
Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts, 02116-
5034

LEGAL COUNSEL
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York
10036

DISTRIBUTOR
Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019


38019                                                             539893RV3

                       EVERGREEN SELECT MONEY MARKET TRUST

                               200 BERKELEY STREET
                           BOSTON, MASSACHUSETTS 02116
                                 (800) 633-2700


                            SELECT MONEY MARKET FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                   JUNE 1, 1998, AS AMENDED NOVEMBER 30, 1998

                EVERGREEN SELECT MONEY MARKET FUND ("MONEY FUND")
         EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND ("MUNICIPAL FUND")
          EVERGREEN SELECT TREASURY MONEY MARKET FUND ("TREASURY FUND")
     EVERGREEN SELECT 100% TREASURY MONEY MARKET FUND ("100% TREASURY FUND") EVERGREEN SELECT U.S. GOVERNMENT MONEY MARKET FUND ("GOVERNMENT FUND")
                     (EACH A "FUND," TOGETHER, THE "FUNDS")

                 EACH FUND IS A SERIES OF AN OPEN-END MANAGEMENT
                  INVESTMENT COMPANY KNOWN AS EVERGREEN SELECT
                        MONEY MARKET TRUST (THE "TRUST").



         The Funds offer two classes of shares: Institutional Shares and Institutional Service Shares. Each class is offered through a separate prospectus. This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with a prospectus of the Funds dated June 1, 1998, as amended November 30, 1998 and supplemented from time to time. You may obtain prospectuses from Evergreen Distributor, Inc.

                                                         2
24648
                                TABLE OF CONTENTS

INVESTMENT POLICIES............................................................3
         Fundamental Investment Policies.......................................3
         Additional Information on Securities
          and Investment Practices.............................................5
MANAGEMENT OF THE TRUST........................................................9
         Trustee Compensation.................................................11
PRINCIPAL HOLDERS OF FUND SHARES..............................................12
SERVICE PROVIDERS.............................................................15
         Investment Advisor...................................................15
         Distributor..........................................................15
         Additional Service Providers.........................................15
INVESTMENT ADVISORY AGREEMENTS................................................16
DISTRIBUTION PLAN FOR INSTITUTIONAL SERVICE SHARES............................17
BROKERAGE.....................................................................17
         Brokerage Commissions................................................17
         Selection of Brokers.................................................18
         Simultaneous Transactions............................................18
TRUST ORGANIZATION............................................................19
         Form of Organization.................................................19
         Description of Shares................................................19
         Voting Rights........................................................19
         Limitation of Trustees' Liability....................................19
PURCHASE, REDEMPTION AND PRICING OF SHARES....................................20
         Exchanges............................................................20
         Calculation of Net Asset Value Per Share ("NAV").....................20
         Valuation of Portfolio Securities....................................20
         Shareholder Services.................................................20
PRINCIPAL UNDERWRITER.........................................................20
ADDITIONAL TAX INFORMATION....................................................21
         Requirements for Qualification as a Regulated Investment Company.....21
         Taxes on the Sale or Exchange of Fund Shares.........................22
         Taxes on Distributions...............................................22
         Special Tax Considerations for Municipal Fund Shareholders...........23
         Other Tax Considerations.............................................24
EXPENSES......................................................................24
         Advisory Fees........................................................24
         Distribution Fees for Institutional Service Shares...................25
         Brokerage Commissions Paid...........................................25
PERFORMANCE...................................................................25
         Current, Effective and Tax-Equivalent Yields.........................25
FINANCIAL STATEMENTS..........................................................27
ADDITIONAL INFORMATION........................................................27
APPENDIX A...................................................................A-1

24648
                                                         8
24648
                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes a Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  DIVERSIFICATION

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         FURTHER EXPLANATION OF DIVERSIFICATION POLICY:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         2.  CONCENTRATION

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         FURTHER EXPLANATION OF CONCENTRATION POLICY:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S.
government or its agencies or instrumentalities).

         3.  ISSUING SENIOR SECURITIES

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  BORROWING

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         FURTHER EXPLANATION OF BORROWING POLICY:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.  UNDERWRITING

         Each Fund may not underwrite securities of other issuers, except insofar as each Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  REAL ESTATE

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  COMMODITIES

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that each Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  LENDING

         Each Fund may not make loans to other persons, except that each Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         FURTHER EXPLANATION OF LENDING POLICY:

         To generate income and offset expenses, each Fund may lend portfolio securities to broker-dealers and or financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay a Fund any income accruing on the security. Each Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect a Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. A Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. A Fund may pay reasonable fees in connection with such loans.

         Although voting rights attendant to securities lent pass to the borrower, a Fund may call such loans at any time and may vote the securities if it believes a material event affecting the investment is to occur. A Fund may experience a delay in receiving additional collateral or in recovering the securities lent or may even suffer a loss of rights in the collateral should the borrower of the securities fail financially. Each Fund may only make loans to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.

         9.  INVESTMENTS IN FEDERALLY TAX-EXEMPT SECURITIES

         Each Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the Securities and Exchange Commission ("SEC") or its staff concerning investment in tax-exempt securities for funds with the words tax-exempt, tax free or municipal in their names.

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES

         The investment objective of each Fund and a description of the securities in which each Fund may invest are set forth in the Funds' prospectuses. The following expands upon the discussion in the prospectuses regarding certain investments of the Funds.

         Each Fund will invest in short-term securities that are determined to present minimal credit risk and are, at the time of acquisition, eligible securities pursuant to Rule 2a-7 under the 1940 Act, ("Rule 2a-7"). Short-term securities are those having remaining maturities of 397 days or less. Each Fund will also comply with the diversification requirements and other applicable requirements prescribed by Rule 2a-7.

Municipal Bonds (Municipal Fund)

         The Fund may invest in municipal bonds of any state, territory or possession of the U.S., including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also be issued to refinance public debt.

        Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

        The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by Standard & Poor's Ratings ServiceS ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch IBCA, Inc. ("Fitch"). Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rate and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

        From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Government Securities

         Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities may be supported by the full faith and credit of the U.S. government, by the right of the issuer to borrow from the Treasury, or only by the credit of the agency or instrumentality itself. TREASURY FUND and 100% TREASURY FUND will invest only in U.S. Treasury securities, which are high quality debt securities issued by the U.S. Treasury, guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government. MONEY FUND, MUNICIPAL FUND and GOVERNMENT FUND may invest in any security issued or guaranteed by the U.S.
government or its agencies or instrumentalities.

         Some  government  agencies  and   instrumentalities   may  not  receive
financial support from the U.S. government. Examples of such agencies are:

         (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

         (ii)     Farmers Home Administration;

         (iii)    Federal Home Loan Banks;

         (iv)     Federal Home Loan Mortgage Corporation;

         (v)      Federal National Mortgage Association; and

         (vi)     Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association ("GNMA") (Money Fund, Municipal Fund, Government Fund)

        The Funds may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

        Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

        The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

        Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, they may be less effective as a means of locking in attractive long- term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

Virgin Islands, Guam and Puerto Rico (Municipal Fund)

         The Fund may invest in obligations of the governments of the Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from federal income taxes. The Fund does not presently intend to invest more than (a) 5% of its net assets in the obligations of each of the Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

        The Funds may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, a Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions are a form of leveraging and may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the fund. In addition, when a Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

        The Funds may enter into repurchase agreements with entities that are registered as U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement, a Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

        A Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. Each Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

        When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

                                                        27
24648
Illiquid and Restricted Securities

         Each Fund may not invest more than 10% of its net assets in securities that are illiquid. A security is illiquid when a Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which each Fund has the investment on its books.

         MONEY FUND and MUNICIPAL FUND may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to be traded freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining a Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         Each Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, each Fund may not: (1) own more than 3% of the outstanding voting stock of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, each Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as each Fund.

Short Sales

         Each Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. Each Fund may effect a short sale in connection with an underwriting in which a Fund is a participant.


                             MANAGEMENT OF THE TRUST

         Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other eight Trusts in the Evergreen fund complex.




NAME                                 POSITION WITH TRUST         PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
Laurence B. Ashkin                   Trustee                     Real estate developer and construction consultant; and
(DOB: 2/2/28)                                                    President of Centrum Equities and Centrum Properties, Inc.

Charles A. Austin III                Trustee                     Investment Counselor to Appleton Partners, Inc.; former
(DOB: 10/23/34)                                                  Director, Executive Vice President and Treasurer, State
                                                                 Street Research  & Management Company (investment advice);
                                                                 Director, The Andover Companies (Insurance); and Trustee,
                                                                 Arthritis  Foundation of New England.

K. Dun Gifford                       Trustee                     Trustee, Treasurer and Chairman of the Finance Committee,
(DOB: 10/12/38)                                                  Cambridge College; Chairman Emeritus and Director, American
                                                                 Institute  of Food and  Wine; Chairman  and President,
                                                                 Oldways  Preservation  and Exchange Trust (education);
                                                                 former Chairman of  the  Board, Director, and Executive  Vice
                                                                 President,  The London  Harness Company; former
                                                                 Managing Partner, Roscommon Capital  Corp.; former  Chief
                                                                 Executive Officer, Gifford Gifts of Fine Foods; and former
                                                                 Chairman, Gifford,  Drescher  & Associates (environmental
                                                                 consulting).

James S. Howell                      Chairman of the Board       Former Chairman of the Distribution Foundation for the
(DOB: 8/13/24)                       of Trustees                 Carolinas; and former Vice President of Lance Inc. (food
                                                                 manufacturing).

Leroy Keith, Jr.                     Trustee                     Chairman of the Board and Chief Executive Officer, Carson
(DOB: 2/14/39)                                                   Products Company; Director of Phoenix Total Return Fund and
                                                                 Equifax,  Inc.;  Trustee   of  Phoenix  Series  Fund, Phoenix
                                                                 Multi-Portfolio Fund,  and  The Phoenix Big Edge Series
                                                                 Fund;   and  former President, Morehouse College.

Gerald M. McDonnell                  Trustee                     Sales Representative with Nucor-Yamoto, Inc. (steel
(DOB: 7/14/39)                                                   producer).

Thomas L. McVerry                    Trustee                     Former Vice President and Director of Rexham Corporation;
(DOB: 8/2/39)                                                    and former Director of Carolina Cooperative Federal Credit
                                                                 Union.

William Walt Pettit                  Trustee                     Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                     Vice Chair and former Executive Vice President, DHR
(DOB: 9/14/41)                                                   International, Inc. (executive recruitment); former Senior
                                                                 Vice President, Boyden International Inc. (executive
                                                                 recruitment); and Director, Commerce and Industry
                                                                 Association of New Jersey, 411 International, Inc., and J&M
                                                                 Cumming Paper Co.

Russell A. Salton, III MD            Trustee                     Medical Director, U.S. Health Care/Aetna Health Services;
(DOB: 6/2/47)                                                    former Managed Health Care Consultant; and former
                                                                 President, Primary Physician Care.

Michael S. Scofield                  Trustee                     Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)

Richard J. Shima                     Trustee                     Former Chairman, Environmental Warranty, Inc. (insurance
(DOB: 8/11/39)                                                   agency); Executive Consultant, Drake Beam Morin, Inc.
                                                                 (executive out placement); Director of Connecticut
                                                                 Natural Gas Corporation, Hartford Hospital, Old State
                                                                 House Association, Middlesex Mutual Assurance Company,
                                                                 and Enhance Financial Services, Inc.; Chairman, Board
                                                                 of Trustees, Hartford Graduate Center; Trustee, Greater
                                                                 Hartford YMCA; former Director, Vice Chairman and Chief
                                                                 Investment Officer, The Travelers Corporation; former
                                                                 Trustee, Kingswood-Oxford School; and former Managing
                                                                 Director and Consultant, Russell Miller, Inc.

William J. Tomko*                    President and Treasurer     Senior Vice President and Operations Executive, BISYS Fund
(DOB:8/30/58)                                                    Services.
                                     Vice President and
Nimish S. Bhatt*                     Assistant Treasurer         Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                                                    Vice President, Evergreen Asset Management Corp./First
                                                                 Union Bank; former Senior Tax Consulting/Acting
                                                                 Manager, Investment Companies Group, Price Waterhouse
                                                                 LLP, New York.

Bryan Haft*                          Vice President              Team Leader, Fund Administration, BISYS Fund Services
(DOB: 1/23/65)
                                                                 Senior Vice President and Assistant General Counsel, First
Michael H. Koonce                    Secretary                   Union Corporation; former Senior Vice President and General
(DOB: 4/20/60)                                                   Counsel, Colonial Management Associates, Inc.

*Address: BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-8001


TRUSTEE COMPENSATION

          Listed below is the Trustee compensation for the twelve-month period ended February 28, 1998.


                                   COMPENSATION       COMPENSATION FROM
   TRUSTEE                         FROM TRUST         TRUST AND FUND COMPLEX
   ------------------------------- ------------------ =========================
   Laurence B. Ashkin              $5,971             $70,838
   ------------------------------- ------------------ =========================
   Charles B. Austin III           $981               $44,135
   ------------------------------- ------------------ =========================
   Foster Bam*                     $4,788             $56,386
   ------------------------------- ------------------ =========================
   K. Dun Gifford                  $938               $40,027
   ------------------------------- ------------------ =========================
   James S. Howell                 $8,210             $110,819
   ------------------------------- ------------------ =========================
   Leroy Keith Jr.                 $938               $40,427
   ------------------------------- ------------------ =========================
   Robert K. Jeffries*             $2,252             $15,826
   ------------------------------- ------------------ =========================
   Gerald M. McDonnell             $6,655             $96,988
   ------------------------------- ------------------ =========================
   Thomas L. McVerry               $7,093             $98,502
   ------------------------------- ------------------ =========================
   William Walt Pettit             $6,611             $94,266
   ------------------------------- ------------------ =========================
   David M. Richardson             $938               $43,719
   ------------------------------- ------------------ =========================
   Russell A. Salton, III          $6,834             $97,526
   ------------------------------- ------------------ =========================
   Michael S. Scofield             $6,898             $100,290
   ------------------------------- ------------------ =========================
   Richard J. Shima                $4,146             $64,560
   ------------------------------- ------------------ =========================
 *Trustee emeritus as of 12/31/97.



                         PRINCIPAL HOLDERS OF FUND SHARES

       As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of a Fund's outstanding shares as of August 31, 1998.

 ---------------------------------------------------------------

 MONEY FUND - INSTITUTIONAL SHARES
 ---------------------------------------------------------------
 ----------------------------------------- ---------------------

 First Union National Bank                 44.057%
 Trust Accounts
 Attn: Ginny Batten CMG-1151-2
 401 S. Tryon Street, 3rd Floor
 Charlotte, NC 28202-1911
 ----------------------------------------- ---------------------
 ----------------------------------------- ---------------------

 Patterson & Company                       35.535%
 Attn: Jim Quinlan
 P.O. Box 7618 FC9-1-17
 Philadelphia, PA 19101-7618
 ----------------------------------------- ---------------------
 ----------------------------------------- ---------------------

 First Union National Bank                 6.565%
 Trust Accounts
 Attn: Ginny Batten CMG-1151-2
 401 S. Tryon Street, 3rd Floor
 Charlotte, NC 28202-1911
 ----------------------------------------- ---------------------
 ----------------------------------------- ---------------------

 First Union Capital Markets Corp.         6.186%
 Div. of Wheat First Securities Inc.
 Attn: Money Funds
 8739 Research Drive
 Charlotte, NC 28288-0675
 ----------------------------------------- ---------------------
 ---------------------------------------------------------------

 MONEY FUND - INSTITUTIONAL SERVICE SHARES
 ---------------------------------------------------------------
 ----------------------------------------- ---------------------

 First Union National Bank                 43.134%
 Trust Accounts
 Attn: Ginny Batten CMG-1151-2
 401 S. Tryon Street, 3rd Floor
 Charlotte, NC 28202-1911
 ----------------------------------------- ---------------------
 ----------------------------------------- ---------------------

 First Union Capital Markets Corp.         34.020%
 Division of Wheat First Securities
 Attn: Money Funds
 8739 Research Drive
 Charlotte, NC 28288-0675
 ----------------------------------------- ---------------------
 ---------------------------------------------------------------

 MUNICIPAL FUND - INSTITUTIONAL SHARES
 ---------------------------------------------------------------
 ----------------------------------------- ---------------------

 First Union National Bank                 61.605%
 Trust Accounts
 Attn: Ginny Batten CMG-1151-2
 401 S. Tryon Street, 3rd Floor
 Charlotte, NC 28202-1911
 ----------------------------------------- ---------------------
 ----------------------------------------- ---------------------

 Patterson & Company                       36.162%
 Attn: Jim Quinlan
 P.O. Box 7618 FC9-1-17
 Philadelphia, PA 19101-7618
 ----------------------------------------- ---------------------
 ---------------------------------------------------------------

 MUNICIPAL FUND - INSTITUTIONAL SERVICE SHARES
 ---------------------------------------------------------------
 ----------------------------------------- ---------------------

 First Union National Bank                 60.231%
 Trust Accounts
 Attn: Ginny Batten CMG-1151-2
 401 S. Tryon Street, 3rd Floor
 Charlotte, NC 28202-1911
 ----------------------------------------- ---------------------
 ----------------------------------------- ---------------------

 First Union Capital Markets Corp.         18.666%
 Div. of Wheat First Securities Inc.
 Attn: Money Funds
 8739 Research Drive
 Charlotte, NC 28288-0675
 ----------------------------------------- ---------------------
 ---------------------------------------------------------------

 TREASURY FUND - INSTITUTIONAL SHARES
 ---------------------------------------------------------------
 ----------------------------------------- ---------------------

 First Union National Bank                 56.260%
 Trust Accounts
 Attn: Ginny Batten CMG-1151-2
 401 S. Tryon Street, 3rd Floor
 Charlotte, NC 28202-1911
 ----------------------------------------- ---------------------
 ----------------------------------------- ---------------------

 First Union National Bank                 35.340%
 Trust Accounts
 Attn: Ginny Batten CMG-1151-2
 401 S. Tryon Street, 3rd Floor
 Charlotte, NC 28202-1911
 ----------------------------------------- ---------------------
 ----------------------------------------- ---------------------

 Patterson & Company                       8.141%
 Attn: Jim Quinlan
 P.O. Box 7618 FC9-1-17
 Philadelphia, PA 19101-7618
 ----------------------------------------- ---------------------
 ---------------------------------------------------------------

 TREASURY FUND - INSTITUTIONAL SERVICE SHARES
 ---------------------------------------------------------------
 ----------------------------------------- ---------------------

 First Union National Bank                 46.421%
 Trust Accounts
 Attn: Ginny Batten CMG-1151-2
 401 S. Tryon Street, 3rd Floor
 Charlotte, NC 28202-1911
 ----------------------------------------- ---------------------
 ----------------------------------------- ---------------------

 First Union National Bank                 40.277%
 Trust Accounts
 Attn: Ginny Batten CMG-1151-2
 401 S. Tryon Street, 3rd Floor
 Charlotte, NC 28202-1911
 ----------------------------------------- ---------------------
 ----------------------------------------- ---------------------

 First Union Capital Markets Corp.         5.552%
 Div. of Wheat First Securities Inc.
 8739 Research Drive
 Charlotte, NC 28288-0675
 ----------------------------------------- ---------------------
 ---------------------------------------------------------------

 100% TREASURY FUND - INSTITUTIONAL SHARES
 ---------------------------------------------------------------
 ----------------------------------------- ---------------------

 First Union National Bank                 92.558%
 Trust Accounts
 Attn: Ginny Batten CMG-1151-2
 401 S. Tryon Street, 3rd Floor
 Charlotte, NC 28202-1911
 ----------------------------------------- ---------------------
 ----------------------------------------- ---------------------

 First Union National Bank                 7.254%
 Trust Accounts
 Attn: Ginny Batten CMG-1151-2
 401 S. Tryon Street, 3rd Floor
 Charlotte, NC 28202-1911
 ----------------------------------------- ---------------------
 ---------------------------------------------------------------

 100% TREASURY FUND - INSTITUTIONAL SERVICE SHARES
 ---------------------------------------------------------------
 ----------------------------------------- ---------------------

 First Union National Bank                 97.220%
 Trust Accounts
 Attn: Ginny Batten CMG-1151-2
 401 S. Tryon Street, 3rd Floor
 Charlotte, NC 28202-1911
 ----------------------------------------- ---------------------


                            SERVICE PROVIDERS

INVESTMENT ADVISOR

      The investment advisor to each Fund is First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"), a bank holding company. FUNB is located at 201 South College Street, and First Union at 301 South
College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S. The investment advisor is supervised by the Board of Trustees. For information about advisory fees and services, see "Investment Advisory Agreements" below.

DISTRIBUTOR

         Evergreen Distributor, Inc. (the "Distributor"), 125 W. 55th Street, New York, NY 10019 markets the Funds through broker-dealers and other financial representatives.

ADDITIONAL SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to each Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee based on the aggregate daily net assets of all mutual funds administered by EIS for which any affiliate of FUNB serves as investment advisor, as follows:

                  ADMINISTRATION FEE

                  0.050%            on the first $7 billion;
                  0.035%            on the next $3 billion;
                  0.030%            on the next $5 billion;
                  0.020%            on the next $10 billion;
                  0.015%            on the next $5 billion; and
                  0.010%            on assets in excess of $30 billion.

Transfer Agent

         Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116-5034, is the Funds' transfer agent. ESC, a subsidiary of First Union, issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

Independent Auditors

         PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, audits the annual financial statements of each Fund.

Custodian

         State  Street  Bank  and  Trust   Company,   P.O.  Box  9021,   Boston,
Massachusetts 02205-9827, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1025 Connecticut Avenue, NW, Washington, D.C. 20036, provides legal advice to the Funds.


                         INVESTMENT ADVISORY AGREEMENTS

         On behalf of each of its Funds, the Trust has entered into an investment advisory agreement with the investment advisor (the "Advisory Agreements"). Under the Advisory Agreements, FUNB is entitled to receive from each Fund an advisory fee based on a percentage of each Fund's average daily net assets. Computed daily and paid monthly, the fee is 0.15% for MONEY FUND, MUNICIPAL FUND, TREASURY FUND and GOVERNMENT FUND and 0.25% for 100% TREASURY FUND. Currently, FUNB voluntarily limits the fee for 100% TREASURY FUND to 0.15%, but FUNB may modify or cancel this limit at any time.

         Under the Advisory Agreements, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes each Fund with investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services. Each Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees (Trustees who are not interested persons of a Fund, as defined in the 1940 Act) ; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the Distribution Plan (as applicable); (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of such Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings;
(13) charges and expenses of legal counsel for the Fund and for the Independent Trustees of the Trust on matters relating to such Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of such Fund.

         Each Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of each Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. Each Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Transactions Among Advisory Affiliates

        The Trust has adopted procedures pursuant to Rule 17a-7 under the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit a Fund to buy or sell securities from another investment company for which a subsidiary of First Union is an investment advisor. The Rule 17a-7 Procedures also allow the Funds to buy or sell securities from other advisory clients for whom a subsidiary of First Union is an investment advisor. The Funds may engage in such transactions if they are equitable to each participant and consistent with each participant's investment objective.


               DISTRIBUTION PLAN FOR INSTITUTIONAL SERVICE SHARES

         Rule 12b-1 under the 1940 Act permits mutual funds to use their assets to pay for distributing their shares. Each Fund has adopted a distribution plan for its Institutional Service Shares (the "Plan") that permits the Fund to deduct up to 0.25% of the Institutional Service Shares' average net assets to pay for shareholder services. The Board of Trustees, including a majority of the Independent Trustees, has approved the Plan.

         The National Association of Securities Dealers, Inc. ("NASD") limits the amount that a mutual fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1.00% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. (The Funds, however, do not deduct distribution costs from Institutional Service Share assets, only shareholder service fees.) The
NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the distribution plan, plus interest at the prime rate plus 1.00% on such amounts remaining unpaid from time to time.

         The Independent Trustees or a majority of the outstanding voting shares of a Fund's Institutional Service Shares may terminate the Plan.

         The Funds cannot change the Plan in a way that materially increases the
distribution   expenses  of  Institutional   Service  Shares  without  obtaining
shareholder approval. Otherwise, the Trustees may amend the Plan.

         Management must report the amounts and purposes of expenditures under the Plan to the Independent Trustees quarterly.

         While the Plan is in  effect,  a Fund will be  required  to commit  the
selection  and  nomination  of  candidates  for  Independent   Trustees  to  the
discretion of the Independent Trustees.


                                    BROKERAGE

         Due to regulatory developments affecting the securities exchanges and brokerage practices, the Board of Trustees may modify or eliminate any of the following policies.

BROKERAGE COMMISSIONS

         Generally, each Fund expects to purchase and sell its equity securities through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

         Each Fund expects to buy and sell its fixed income securities directly from the issuer or an underwriter or market maker for the securities. Generally, each Fund will not pay brokerage commissions for such purchases. When a Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

SELECTION OF BROKERS

         When buying and selling portfolio securities, each investment advisor seeks brokers who can provide the most benefit to the Fund or Funds for which a trade is being made. When selecting a broker, an investment advisor primarily will look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         Under each Advisory Agreement, each Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to an investment advisor do not replace, but supplement, the services an investment advisor is required to deliver to a Fund under the Advisory Agreement. It is impracticable for an investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, an investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

SIMULTANEOUS TRANSACTIONS

         Each  investment   advisor  makes  investment   decisions  for  a  Fund
independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for an investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. Each investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Funds, but the ideal price or trading volume may not always be achieved for an individual Fund. In order to take advantage of the availability of lower purchase prices, the Funds may occasionally participate in group bidding for the direct purchase from an issuer of certain securities.


                               TRUST ORGANIZATION

FORM OF ORGANIZATION

         Each Fund is a series of an open-end management investment company known as Evergreen Select Money Market Trust (the "Trust"). The Trust was formed as a Delaware business trust on September 18, 1997, pursuant to an Agreement and Declaration of Trust (the "Declaration of Trust"). A copy of the Declaration of Trust is on file at the SEC as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of each Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

VOTING RIGHTS

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of each Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.



                   PURCHASE, REDEMPTION AND PRICING OF SHARES

EXCHANGES

        Investors may exchange shares of a Fund for shares of the same class of any other Evergreen "Select" fund, as described under the section entitled "Exchanges" in a Fund's prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

CALCULATION OF NET ASSET VALUE PER SHARE ("NAV")

         Each Fund computes its NAV twice daily on Monday through Friday, as described in the prospectus. A Fund will not compute its NAV on days on which there have been no purchases or sales of its shares. A Fund will also not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of each Fund is calculated by dividing the value of a Fund's net assets attributable to that class by all of the shares issued for that class.

VALUATION OF PORTFOLIO SECURITIES

         The securities in a Fund's portfolio are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. The market value of the obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing rates. As a result, the market value of the obligations in a Fund's portfolio may vary from the value determined using the amortized cost method. Securities that are not rated are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Other assets and securities for which no quotations are readily available are valued at the fair value as determined in good faith by the Trustees.

SHAREHOLDER SERVICES

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Funds will hold the returned distribution or redemption proceeds in a noninterest-bearing account in the shareholder's name until the shareholder updates his or her address. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


                              PRINCIPAL UNDERWRITER

         The Distributor is the principal underwriter for the Trust and each class of each Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of each Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Trust and the Trust reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Trust is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly comply with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                           ADDITIONAL TAX INFORMATION

REQUIREMENTS FOR QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         100% TREASURY FUND and GOVERNMENT FUND intend to qualify for and elect, and each of the other Funds has qualified and intends to continue to qualify for and elect, the tax treatment applicable to regulated investment companies ("RICs") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of a Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other RICs). By so qualifying, a Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

         Upon a sale or exchange of Fund shares, a shareholder may realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than twelve months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt-interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

        Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

TAXES ON DISTRIBUTIONS

        Distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net investment income plus net realized short-term capital gains, if any). Since none of a Fund's income will consist of corporate dividends, no distributions will qualify for the 70% corporate dividends received deduction.

        From time to time, each Fund will distribute the excess of its net long-term capital gains over its short-term capital losses to shareholders. For federal tax purposes, shareholders must include such distributions when calculating their long-term capital gains. Long-term capital gain distributions are subject to a maximum federal income tax rate of 20% for individuals. Distributions of long-term capital gains are taxable as such to a shareholder, no matter how long the shareholder has held the shares.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult his or her own tax advisor to determine the state and local tax implications of Fund distributions.

SPECIAL TAX CONSIDERATIONS FOR MUNICIPAL FUND SHAREHOLDERS

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult a tax advisor concerning such user's qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Under particularly unusual circumstances, such as when the Fund is in a prolonged defensive investment position, it is possible that no portion of the Fund's distributions of income to its shareholders for a fiscal year would be exempt from federal income tax. The Fund does not presently anticipate, however, that such unusual circumstances will occur.

         The Fund intends to distribute its net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. The Fund will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of a Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

OTHER TAX CONSIDERATIONS

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    EXPENSES

ADVISORY FEES

         The table below shows amounts the investment advisor was entitled to receive from each Fund for the fiscal year or period indicated. These fees, however, were wholly or partially waived by the investment advisor. Partial waiver amounts are noted below. Otherwise, the investment advisor completely waived its fee.
For more information, see "Investment Advisory and Other Services."

==============================================================================

                                  ADVISORY FEES
==============================================================================
--------------------------- ------------------------------ ===================

FUND                        YEAR/PERIOD ENDED 1998         PERIOD ENDED 1997
--------------------------- ------------------------------ ===================
--------------------------- ------------------------------ ===================

Money Fund                  $2,502,328 (a) (1)             $337,302 (c)
--------------------------- ------------------------------ ===================
--------------------------- ------------------------------ ===================

Municipal Fund              $489,951 (a)                   $77,430 (d)
--------------------------- ------------------------------ ===================
--------------------------- ------------------------------ ===================

Treasury Fund               $2,181,556 (a) (2)             $199,136 (d)
--------------------------- ------------------------------ ===================
--------------------------- ------------------------------ ===================

100% Treasury Fund          $111, 904  (b)                 N/A
--------------------------- ------------------------------ ===================

 (a) Year ended 2/28/98
 (b) 12/8/97 (Commencement of Operations) to 2/28/98 (c) 11/19/96 (Commencement of Operations) to 2/28/97 (d) 11/20/96 (Commencement of Operations) to 2/28/97 (1) Of that amount, $522,139 waived by investment advisor. (2) Of that amount, $708,945 waived by investment advisor.

         In addition to the waivers described above, the investment advisor reimbursed $25,052 of MUNICIPAL Fund's expenses and $63,413 of 100% TREASURY FUND'S expenses.

DISTRIBUTION FEES FOR INSTITUTIONAL SERVICE SHARES

         Pursuant to each Fund's Distribution Plan, the following amounts were deducted from the net assets of each Fund's Institutional Service Shares for the fiscal year or period ended February 28, 1998. For more information, see "Distribution Plan for Institutional Service Shares."

 =========================================================

                SHAREHOLDER SERVICES FEES
 =========================================================
 -------------------------------- ========================

 Money Fund (a)                   $2,025,350
 -------------------------------- ========================
 -------------------------------- ========================

 Municipal Fund (a)               $62,315
 -------------------------------- ========================
 -------------------------------- ========================

 Treasury Fund (a)                $1,467,114
 -------------------------------- ========================
 -------------------------------- ========================

 100% Treasury Fund (b)           $2,203
 -------------------------------- ========================

  (a) Year ended 2/28/98
  (b) 12/8/97 (commencement of operations) to 2/28/98


BROKERAGE COMMISSIONS PAID

         The Funds have paid no brokerage commissions since their respective inceptions.


                                   PERFORMANCE

CURRENT, EFFECTIVE AND TAX-EQUIVALENT YIELDS

         Each Fund may quote a "current yield" or "effective yield" from time to time. The current yield is an annualized yield based on the actual total return for a seven-day period. The effective yield is an annualized yield based on a compounding of the current yield. These yields are each computed by first determining the net change in account value for a hypothetical account having a share balance of one share at the beginning of a seven-day period (shown as "beginning account value" in the formula below), excluding capital changes. The net change in account value will generally equal the total dividends declared with respect to the account. The yields are then computed as follows:

         Current Yield = BEGINNING ACCOUNT VALUE X 365/7

         Effective Yield = [(1 + TOTAL DIVIDEND FOR 7 DAYS) 365/7]-1

         Yield fluctuations may reflect changes in a Fund's net investment income. Portfolio changes resulting from net purchases or net redemptions of the Fund's shares may also affect the yield. Accordingly, a Fund's yield may vary from day to day. The yield stated for a particular past period is not necessarily representative of its future yield. Since each Fund uses the amortized cost method of net asset value computation, it does not anticipate any change in yield resulting from unrealized gains or losses not reflected in the yield computation, or change in net asset value during the period used for computing yield. If any of these conditions should occur, yield quotations would be suspended. A Fund's yield is not guaranteed, and the principal is not insured.

         Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of (1) the kind and quality of the instruments a Fund holds, (2) portfolio maturity, (3) operating expenses and (4) market conditions.

         In periods of declining interest rates, yields will tend to be somewhat higher than prevailing market rates. In periods of rising interest rates, yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

         For MUNICIPAL FUND, a tax-equivalent yield is calculated, reflecting the rate an investor would need to earn from a fully taxable investment to equal the yield the Fund would provide after federal taxes. The following formula is used:

         Tax-Equivalent Yield = EFFECTIVE YIELD
                                ----------------------------
                                1 - FEDERAL TAX RATE

         Below are the yields of each Fund for the seven-day period ended February 28, 1998. With respect to the tax-equivalent yield of MUNICIPAL FUND, a federal tax rate of 36% is assumed.

----------------------------------- -------------- -------------- ==============

                                    CURRENT YIELD  EFFECTIVE      TAX EQUIVALENT
FUND                                               YIELD          YIELD
----------------------------------- -------------- -------------- ==============
================================================================================

MONEY FUND
================================================================================
----------------------------------- -------------- -------------- ==============

Institutional Shares                5.61%          5.76%          N/A
----------------------------------- -------------- -------------- ==============
----------------------------------- -------------- -------------- ==============

Institutional Service Shares        5.36%          5.50%          N/A
----------------------------------- -------------- -------------- ==============
================================================================================

MUNICIPAL FUND
================================================================================
----------------------------------- -------------- -------------- ==============

Institutional Shares                3.65%          3.71%          5.80%
----------------------------------- -------------- -------------- ==============
----------------------------------- -------------- -------------- ==============

Institutional Service Shares        3.40%          3.45%          5.39%
----------------------------------- -------------- -------------- ==============
================================================================================

TREASURY FUND
================================================================================
----------------------------------- -------------- -------------- ==============

Institutional Shares                5.46%          5.58%          N/A
----------------------------------- -------------- -------------- ==============
----------------------------------- -------------- -------------- ==============

Institutional Service Shares        5.21%          5.32%          N/A
----------------------------------- -------------- -------------- ==============
================================================================================

100% TREASURY FUND
================================================================================
----------------------------------- -------------- -------------- ==============

Institutional Shares                5.17%          5.30%          N/A
----------------------------------- -------------- -------------- ==============
----------------------------------- -------------- -------------- ==============

Institutional Service Shares        4.88%          4.99%          N/A
----------------------------------- -------------- -------------- ==============

                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to each Fund's Annual Report, a copy of which may be obtained without charge from ESC by calling 1-800-633-2700 or by writing to ESC at P.O. Box 2121, Boston, Massachusetts 02106-2121.


                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectuses or required by law, each Fund reserves the right to change the terms of the offer stated in its prospectuses without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Funds' prospectuses, SAI or in supplemental sales literature issued by such Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         The Funds' prospectuses and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.


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24648
                                   APPENDIX A

DESCRIPTION OF BOND RATINGS

Standard & Poor's Ratings Services ("S&P")

         An S&P corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

         The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or due to other circumstances.

         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:

         1.  Likelihood of  default-capacity  and  willingness of the obligor to
         make  timely   payment  of  interest  and  repayment  of  principal  in
         accordance with the terms of the obligation.

         2. Nature of and provisions of the obligation.

         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

         AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances it differs from AAA issues only in small degree.

         A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

         BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB - rating.

         B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

         D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the U.S. and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

         Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A and BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.


Moody's Investors Service, Inc. ("Moody's")

         A brief description of the applicable Moody's rating symbols and their meanings follows:

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. NOTE:
Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

24648
         Duff & Phelps, Inc.: AAA -- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A -- average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of credit within those rating categories.

         Fitch IBCA, Inc.: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators "+" and "-" to these categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

         An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

         o Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

         o Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

         o SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         o SP-2 Satisfactory capacity to pay principal and interest.

         o SP-3 Speculative capacity to pay principal and interest.

         Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade
(MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

         Rating symbols and their meanings follow:

         o MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         o MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

         o MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         o MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATINGS

         Moody's: Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

         S&P: "A" is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

         Duff & Phelps, Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps, which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

         Fitch IBCA, Inc.: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having the strongest degree of assurance for timely payment; F-1 -- very strong, with only a slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.